Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000012161 | Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012161 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000012161 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000012161 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000012161 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012161 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000012161 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000012162 | Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012162 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000012162 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000012162 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000012162 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012162 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000012162 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000265295 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000265295 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000265295 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000265295 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000265295 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000265295 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000265295 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000265295 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000265295 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000265296 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000265296 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000265296 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000265296 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000265296 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000265296 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000265296 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000265296 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000265296 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000265296 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000265297 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000265297 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000265297 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000265297 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000265297 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000265297 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000265297 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000265297 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000265297 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000265297 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000265297 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000265297 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%